BUSINESS COMBINATIONS:	6 Months Ended
Jun. 30, 2022
BUSINESS COMBINATIONS:
BUSINESS COMBINATIONS:

NOTE 4 – BUSINESS COMBINATIONS:

Acquisition of Tapjoy

In January 2022, we acquired all outstanding shares of Tapjoy Inc. (“Tapjoy”), which provides mobile marketing and monetization services to game and app developers. We have included the financial results of Tapjoy in the consolidated financial statements from the date of acquisition. The costs associated with the acquisition were approximately $3,300 thousand and are recorded in general and administrative expenses.

The acquisition date fair value of the consideration transferred was $391,252 thousand, which consisted of the following (U.S. dollars in thousands):

Consideration:
Cash	$389,754
Fair value of share options and restricted share units assumed	1,498
Total consideration transferred	$391,252

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (U.S. dollars in thousands):

Cash	$33,165
Accounts receivable	52,024
Other current assets	1,257
Operating lease right-of-use asset	4,496
Property, equipment and software	465
Goodwill	216,055
Technology	118,900
Customer relationships	33,300
Trade name	5,700
Other assets	359
Accounts payable	(39,349)
Other current liabilities	(19,791)
Operating lease liabilities	(4,913)
Deferred tax liabilities	(9,768)
Other non-current liabilities	(648)
Net assets acquired	$391,252

The above allocation of the purchase price is still provisional and subject to change within the measurement period, including potential adjustments to deferred tax balances as tax returns are finalized and as additional information is received. The final allocation of the purchase price is expected to be completed as soon as practicable, but no later than one year from the date of the acquisition close.

The estimated useful life of the acquired technology is six years, the customer relationships is eight years and the trade name is five years. The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for tax purposes.

We paid cash consideration of $392,034 thousand. Of the total consideration, $389,754 thousand was allocated to the purchase consideration and $2,280 thousand was allocated to future services, recorded under other assets, and will be expensed over the remaining service periods.

NOTE 4 – BUSINESS COMBINATIONS: (continued)

We assumed share options and restricted share units to Tapjoy’s employees with an estimated fair value of $3,245 thousand. Of the total consideration, $1,498 thousand was allocated to the purchase consideration and $1,747 thousand was allocated to future services and will be expensed over the remaining service periods. The fair value of the share options assumed by the Company was determined using the Black-Scholes option pricing model.

The Company’s condensed consolidated statement of operations for the six months ended June 30, 2022, includes revenue of $49.3 million from Tapjoy. However, due to the significant integration of Tapjoy with Sonic, it was impractical to determine the impact of the acquired business on earnings.

The following unaudited pro forma financial information presents the consolidated results of Tapjoy for the six months ended June 30, 2022 and 2021, giving effect to the acquisition as if it had occurred on January 1, 2021, and combines the historical financial results of Tapjoy. The unaudited pro forma financial information was as follows (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
Unaudited pro forma financial information
Pro forma revenue	$372,450	$300,100
Pro forma net income	$29,524	$6,213

The unaudited pro forma financial information includes adjustments to give effect to pro forma events that are directly attributable to the acquisition. The pro forma financial information includes adjustments to amortization for intangible assets acquired, share-based compensation expense for unvested share options and restricted share units, acquisition costs and income taxes. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the results of operations of future periods. The unaudited pro forma financial information does not give effect to the potential impact of current financial conditions, future revenues, regulatory matters, or any anticipated synergies, operating efficiencies, or cost savings that may be associated with the acquisition.